INVESTMENTS ( Loans) (DETAILS) (Commercial Real Estate Portfolio Segment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	$ 31
Age Analysis of Past Due Mortgage Loans [Abstract]
30 to 59 Days Past Due	0
60 to 89 Days Past Due	0
Greater than 90 Days Past Due	0
Total Past Due	0
Current	31
Total financing receivables	31
Recorded Investment 90 Days Past Due and Still Accruing	0
Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	9
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	9
1.8x to 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0
1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	16
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	16
1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6
1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0
Less than 1.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0
0%-50% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	16
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	16
0%-50% [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0
0%-50% [Member] | 1.5x to 1.8x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	16
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	16
0%-50% [Member] | 1.0x to 1.2x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0
50%-70% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6
50%-70% [Member] | 1.2x to 1.5x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	6
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	6
70%-90% [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	0
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	0
90% Plus [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	9
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	9
90% Plus [Member] | Greater than 2.0x [Member]
Mortgage Loans by Loan-to-Value & Debt Service Coverage Ratios [Line Items]
Principal amount of mortage loan	9
Age Analysis of Past Due Mortgage Loans [Abstract]
Total financing receivables	9
With Related Allowance Recorded [Member]
Impaired Mortgage Loans [Abstract]
Recorded Investment	9
Unpaid principal balance	9
Related allowance	(3)
Average Record investments	$ 10